CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIENCY - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Shareholders' Deficiency
Balance, beginning of period	[1]	$ (8,429)	$ (193)	$ 1,861
Issuance of ordinary shares and warrants to ordinary shares				5,250
Issuance of ordinary shares upon exercise of share options		111	20
Exercise of warrants to ordinary shares			30	1,560
Share-based compensation		812	596	546
Net loss		(27,271)	(8,882)	(8,367)
Less: net loss attributable to noncontrolling interests				(97)
Net loss		(27,271)	(8,882)	(8,464)
Acquisition of non-controlling interests				(946)
Balance, beginning of period	[1]	(34,777)	(8,429)	(193)
Convertible Preferred Shares | Convertible Preferred Shares
Increase (Decrease) in Shareholders' Deficiency
Balance, beginning of period	[1]	$ 53,964	$ 25,238	$ 25,238
Balance, beginning of period (in shares)	[1]	13,739,186	7,229,885	7,229,885
Issuance of series B Preferred shares, net	[2]		$ 28,726
Issuance of series B Preferred shares, net (in shares)	[2]		6,509,301
Balance, beginning of period	[1]	$ 53,964	$ 53,964	$ 25,238
Balance, beginning of period (in shares)	[1]	13,739,186	13,739,186	7,229,885
Ordinary Common Shares | Class A Common Shares
Increase (Decrease) in Shareholders' Deficiency
Balance, beginning of period (in shares)	[1]	40,433,578	39,804,163	33,185,538
Issuance of ordinary shares and warrants to ordinary shares (in shares)				1,302,132
Issuance of ordinary shares upon exercise of share options (in shares)		86,282	4,970
Exercise of warrants to ordinary shares (in shares)		9,053	624,445	5,316,493
Balance, beginning of period (in shares)	[1]	40,528,913	40,433,578	39,804,163
Additional Paid-in Capital
Increase (Decrease) in Shareholders' Deficiency
Balance, beginning of period	[1]	$ 17,140	$ 16,494	$ 9,330
Issuance of ordinary shares and warrants to ordinary shares				5,250
Issuance of ordinary shares upon exercise of share options		111	20
Exercise of warrants to ordinary shares			30	1,560
Share-based compensation		812	596	546
Acquisition of non-controlling interests				(192)
Balance, beginning of period	[1]	18,063	17,140	16,494
Accumulated Deficit
Increase (Decrease) in Shareholders' Deficiency
Balance, beginning of period	[1]	(25,569)	(16,687)	(8,320)
Net loss		(27,271)	(8,882)	(8,367)
Balance, beginning of period	[1]	$ (52,840)	$ (25,569)	(16,687)
Non-Controlling Interest
Increase (Decrease) in Shareholders' Deficiency
Balance, beginning of period	[1]			851
Less: net loss attributable to noncontrolling interests				(97)
Acquisition of non-controlling interests				$ (754)

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 10, Shareholders’ Deficiency, for details.
[2]	Net of issuance costs of $35.